Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
July 31, 2023

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (96.49%)
COMMUNICATION SERVICES – (15.12%)
Media & Entertainment – (15.12%)
Alphabet Inc., Class C *	124,354	$16,552,761
Meta Platforms, Inc., Class A *	131,750	41,975,550
Total Communication Services		58,528,311
CONSUMER DISCRETIONARY – (11.87%)
Consumer Discretionary Distribution & Retail – (10.01%)
Amazon.com, Inc. *	221,527	29,613,730
JD.com, Inc., Class A, ADR (China)	128,678	5,315,688
Naspers Ltd. - N (South Africa)	7,419	1,457,814
Prosus N.V., Class N (Netherlands)	30,010	2,376,702
		38,763,934
Consumer Services – (1.86%)
MGM Resorts International *	141,590	7,188,524
Total Consumer Discretionary		45,952,458
FINANCIALS – (46.16%)
Banks – (18.39%)
Bank of America Corp.	177,616	5,683,712
Danske Bank A/S (Denmark)	244,884	5,811,903
DBS Group Holdings Ltd. (Singapore)	492,891	12,698,963
JPMorgan Chase & Co.	72,799	11,499,330
U.S. Bancorp	331,899	13,169,752
Wells Fargo & Co.	483,956	22,339,409
		71,203,069
Financial Services – (21.96%)
Capital Markets – (2.62%)
Bank of New York Mellon Corp.	223,846	10,153,655
Consumer Finance – (9.58%)
American Express Co.	31,332	5,291,348
Capital One Financial Corp.	271,657	31,789,302
		37,080,650
Financial Services – (9.76%)
Berkshire Hathaway Inc., Class B *	107,363	37,787,482
		85,021,787
Insurance – (5.81%)
Life & Health Insurance – (2.14%)
AIA Group Ltd. (Hong Kong)	89,790	891,119
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,023,090	7,379,093
		8,270,212
Property & Casualty Insurance – (3.67%)
Markel Group Inc. *	9,800	14,207,158
		22,477,370
Total Financials		178,702,226
HEALTH CARE – (9.58%)
Health Care Equipment & Services – (5.76%)
Cigna Group	51,484	15,192,929
Quest Diagnostics Inc.	52,497	7,098,119
		22,291,048
Pharmaceuticals, Biotechnology & Life Sciences – (3.82%)
Viatris Inc.	1,405,001	14,794,660
Total Health Care		37,085,708
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.76%)
Capital Goods – (3.76%)
Owens Corning	104,129	$14,577,019
Total Industrials		14,577,019
INFORMATION TECHNOLOGY – (7.93%)
Semiconductors & Semiconductor Equipment – (5.72%)
Applied Materials, Inc.	89,704	13,598,229
Intel Corp.	239,457	8,565,377
		22,163,606
Technology Hardware & Equipment – (2.21%)
Samsung Electronics Co., Ltd. (South Korea)	156,212	8,554,190
Total Information Technology		30,717,796
MATERIALS – (2.07%)
Teck Resources Ltd., Class B (Canada)	180,510	8,020,059
Total Materials		8,020,059
TOTAL COMMON STOCK – (Identified cost $263,084,777)		373,583,577

	Principal	Value
SHORT-TERM INVESTMENTS – (3.47%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (a)	$6,724,000	$6,724,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (b)	6,694,000	6,694,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,418,000)		13,418,000
Total Investments – (99.96%) – (Identified cost $276,502,777)		387,001,577
Other Assets Less Liabilities – (0.04%)		156,904
Net Assets – (100.00%)		$387,158,481

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 07/31/23, repurchase value of $6,724,990 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 09/01/48-09/01/53, total market value $6,858,480).
(b)
Dated 07/31/23, repurchase value of $6,694,986 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$6,827,880).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.06%)
CONSUMER DISCRETIONARY – (1.35%)
Consumer Discretionary Distribution & Retail – (1.35%)
Prosus N.V., Class N (Netherlands)	30,042	$2,379,237
Total Consumer Discretionary		2,379,237
FINANCIALS – (96.71%)
Banks – (44.12%)
Bank of America Corp.	195,723	6,263,136
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	121,031	3,888,726
Danske Bank A/S (Denmark)	305,198	7,243,353
DBS Group Holdings Ltd. (Singapore)	315,086	8,117,952
DNB Bank ASA (Norway)	199,298	4,111,792
Fifth Third Bancorp	272,384	7,926,374
JPMorgan Chase & Co.	65,570	10,357,437
M&T Bank Corp.	20,545	2,873,424
Metro Bank Holdings PLC (United Kingdom) *	271,890	412,435
PNC Financial Services Group, Inc.	46,353	6,345,262
Truist Financial Corp.	66,014	2,192,985
U.S. Bancorp	221,574	8,792,056
Wells Fargo & Co.	203,583	9,397,391
		77,922,323
Financial Services – (35.71%)
Capital Markets – (14.03%)
Bank of New York Mellon Corp.	183,701	8,332,677
Charles Schwab Corp.	37,880	2,503,868
Julius Baer Group Ltd. (Switzerland)	157,255	11,108,203
State Street Corp.	39,028	2,827,188
		24,771,936
Consumer Finance – (11.86%)
American Express Co.	41,193	6,956,674
Capital One Financial Corp.	119,537	13,988,219
		20,944,893
Financial Services – (9.82%)
Berkshire Hathaway Inc., Class B *	36,966	13,010,553
Rocket Companies, Inc., Class A *	396,194	4,330,401
		17,340,954
		63,057,783
Insurance – (16.88%)
Life & Health Insurance – (1.24%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	304,000	2,192,617
Property & Casualty Insurance – (14.38%)
Chubb Ltd.	45,278	9,255,276
Loews Corp.	90,876	5,693,381
Markel Group Inc. *	7,207	10,448,060
		25,396,717
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.26%)
Everest Group, Ltd.	6,146	$2,215,695
		29,805,029
Total Financials		170,785,135
TOTAL COMMON STOCK – (Identified cost $151,571,681)		173,164,372

	Principal	Value
SHORT-TERM INVESTMENTS – (1.75%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (a)	$1,552,000	$1,552,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (b)	1,546,000	1,546,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,098,000)		3,098,000
Total Investments – (99.81%) – (Identified cost $154,669,681)		176,262,372
Other Assets Less Liabilities – (0.19%)		329,813
Net Assets – (100.00%)		$176,592,185

*	Non-income producing security.
(a)	Dated 07/31/23, repurchase value of $1,552,228 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.682%, 07/01/37-12/01/49, total market value $1,583,040).
(b)
Dated 07/31/23, repurchase value of $1,546,228 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$1,576,920).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.27%)
COMMUNICATION SERVICES – (15.56%)
Media & Entertainment – (15.56%)
Alphabet Inc., Class C *	52,679	$7,012,102
IAC Inc. *	36,977	2,573,599
iQIYI, Inc., Class A, ADR (China) *	210,138	1,332,275
Liberty Media Corp., Liberty Formula One, Series A *	57,835	3,717,634
Liberty Media Corp., Liberty Formula One, Series C *	35,864	2,603,726
Meta Platforms, Inc., Class A *	84,731	26,995,297
Total Communication Services		44,234,633
CONSUMER DISCRETIONARY – (22.44%)
Consumer Discretionary Distribution & Retail – (14.30%)
Amazon.com, Inc. *	119,979	16,038,793
Coupang, Inc., Class A (South Korea) *	126,312	2,292,563
JD.com, Inc., Class A, ADR (China)	205,242	8,478,547
Naspers Ltd. - N (South Africa)	17,638	3,465,821
Prosus N.V., Class N (Netherlands)	130,795	10,358,573
		40,634,297
Consumer Durables & Apparel – (1.10%)
Fila Holdings Corp. (South Korea)	100,761	3,138,282
Consumer Services – (7.04%)
Delivery Hero SE (Germany) *	140,521	6,375,562
Meituan, Class B (China) *	447,240	8,389,800
MGM Resorts International *	103,200	5,239,464
		20,004,826
Total Consumer Discretionary		63,777,405
CONSUMER STAPLES – (0.99%)
Food, Beverage & Tobacco – (0.99%)
Darling Ingredients Inc. *	40,441	2,800,539
Total Consumer Staples		2,800,539
FINANCIALS – (38.98%)
Banks – (17.13%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	119,459	3,838,218
Danske Bank A/S (Denmark)	728,095	17,280,090
DBS Group Holdings Ltd. (Singapore)	486,336	12,530,078
Metro Bank Holdings PLC (United Kingdom) *	440,379	668,019
Wells Fargo & Co.	311,545	14,380,917
		48,697,322
Financial Services – (14.14%)
Capital Markets – (5.37%)
Julius Baer Group Ltd. (Switzerland)	196,169	13,857,015
Noah Holdings Ltd., Class A, ADS (China)	92,335	1,405,339
		15,262,354
Consumer Finance – (4.61%)
Capital One Financial Corp.	111,901	13,094,655
Financial Services – (4.16%)
Berkshire Hathaway Inc., Class B *	33,618	11,832,192
		40,189,201
Insurance – (7.71%)
Life & Health Insurance – (7.71%)
AIA Group Ltd. (Hong Kong)	685,490	6,803,129
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,094,275	15,105,075
		21,908,204
Total Financials		110,794,727
HEALTH CARE – (4.42%)
Health Care Equipment & Services – (1.90%)
Cigna Group	18,276	5,393,247
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.52%)
Viatris Inc.	679,707	$7,157,315
Total Health Care		12,550,562
INDUSTRIALS – (1.73%)
Capital Goods – (1.73%)
Owens Corning	35,214	4,929,608
Total Industrials		4,929,608
INFORMATION TECHNOLOGY – (10.81%)
Semiconductors & Semiconductor Equipment – (2.56%)
Applied Materials, Inc.	41,413	6,277,797
Intel Corp.	28,286	1,011,790
		7,289,587
Software & Services – (0.41%)
Clear Secure, Inc., Class A	48,681	1,154,227
Technology Hardware & Equipment – (7.84%)
Hollysys Automation Technologies Ltd. (China)	626,421	10,981,160
Samsung Electronics Co., Ltd. (South Korea)	206,278	11,295,810
		22,276,970
Total Information Technology		30,720,784
MATERIALS – (3.34%)
Teck Resources Ltd., Class B (Canada)	213,808	9,499,489
Total Materials		9,499,489
TOTAL COMMON STOCK – (Identified cost $232,413,498)		279,307,747

	Principal	Value
SHORT-TERM INVESTMENTS – (1.54%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (a)	$2,198,000	$2,198,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (b)	2,189,000	2,189,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,387,000)		4,387,000
Total Investments – (99.81%) – (Identified cost $236,800,498)		283,694,747
Other Assets Less Liabilities – (0.19%)		531,755
Net Assets – (100.00%)		$284,226,502

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/23, repurchase value of $2,198,324 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.50%, 02/01/30-08/01/53, total market value $2,241,960).
(b)
Dated 07/31/23, repurchase value of $2,189,322 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$2,232,780).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (97.94%)
COMMUNICATION SERVICES – (4.59%)
Media & Entertainment – (4.59%)
Baidu, Inc., Class A, ADR (China) *	41,210	$6,428,348
iQIYI, Inc., Class A, ADR (China) *	215,450	1,365,953
Total Communication Services		7,794,301
CONSUMER DISCRETIONARY – (31.13%)
Consumer Discretionary Distribution & Retail – (17.45%)
Alibaba Group Holding Ltd., ADR (China) *	28,598	2,921,572
Coupang, Inc., Class A (South Korea) *	287,552	5,219,069
JD.com, Inc., Class A, ADR (China)	142,177	5,873,332
Naspers Ltd. - N (South Africa)	40,210	7,901,159
Prosus N.V., Class N (Netherlands)	97,184	7,696,682
		29,611,814
Consumer Durables & Apparel – (4.47%)
Fila Holdings Corp. (South Korea)	243,559	7,585,841
Consumer Services – (9.21%)
Delivery Hero SE (Germany) *	152,849	6,934,894
Meituan, Class B (China) *	463,470	8,694,260
		15,629,154
Total Consumer Discretionary		52,826,809
FINANCIALS – (35.15%)
Banks – (19.54%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	226,266	7,269,926
Danske Bank A/S (Denmark)	438,731	10,412,530
DBS Group Holdings Ltd. (Singapore)	358,190	9,228,494
DNB Bank ASA (Norway)	279,021	5,756,586
Metro Bank Holdings PLC (United Kingdom) *	322,019	488,477
		33,156,013
Financial Services – (5.58%)
Capital Markets – (5.58%)
Julius Baer Group Ltd. (Switzerland)	116,676	8,241,777
Noah Holdings Ltd., Class A, ADS (China)	80,699	1,228,239
		9,470,016
Insurance – (10.03%)
Life & Health Insurance – (10.03%)
AIA Group Ltd. (Hong Kong)	623,690	6,189,797
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,503,246	10,842,245
		17,032,042
Total Financials		59,658,071
INDUSTRIALS – (8.06%)
Capital Goods – (8.06%)
Ferguson plc	52,731	8,462,421
Schneider Electric SE (France)	29,303	5,220,712
Total Industrials		13,683,133
INFORMATION TECHNOLOGY – (14.47%)
Semiconductors & Semiconductor Equipment – (5.11%)
Tokyo Electron Ltd. (Japan)	58,050	8,668,838
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (9.36%)
Hollysys Automation Technologies Ltd. (China)	410,450	$7,195,188
Samsung Electronics Co., Ltd. (South Korea)	158,863	8,699,359
		15,894,547
Total Information Technology		24,563,385
MATERIALS – (4.54%)
Teck Resources Ltd., Class B (Canada)	173,272	7,698,475
Total Materials		7,698,475
TOTAL COMMON STOCK – (Identified cost $152,892,949)		166,224,174

	Principal	Value
SHORT-TERM INVESTMENTS – (1.88%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (a)	$1,597,000	$1,597,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 08/01/23 (b)	1,590,000	1,590,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,187,000)		3,187,000
Total Investments – (99.82%) – (Identified cost $156,079,949)		169,411,174
Other Assets Less Liabilities – (0.18%)		304,834
Net Assets – (100.00%)		$169,716,008

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/23, repurchase value of $1,597,235 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.50%- 7.00%, 03/01/33-06/20/53, total market value $1,628,940).
(b)
Dated 07/31/23, repurchase value of $1,590,234 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/23-04/20/73, total market value
$1,621,800).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
July 31, 2023 (Unaudited)
Security Valuation - The Funds' Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
July 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$58,528,311	$–	$44,234,633	$7,794,301
Consumer Discretionary	45,952,458	2,379,237	63,777,405	52,826,809
Consumer Staples	–	–	2,800,539	–
Financials	178,702,226	170,785,135	110,794,727	59,658,071
Health Care	37,085,708	–	12,550,562	–
Industrials	14,577,019	–	4,929,608	13,683,133
Information Technology	30,717,796	–	30,720,784	24,563,385
Materials	8,020,059	–	9,499,489	7,698,475
Total Level 1	373,583,577	173,164,372	279,307,747	166,224,174
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	13,418,000	3,098,000	4,387,000	3,187,000
Total Level 2	13,418,000	3,098,000	4,387,000	3,187,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$387,001,577	$176,262,372	$283,694,747	$169,411,174
Federal Income Taxes
At July 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$276,755,352	$155,161,771	$237,825,520	$156,993,191

Unrealized appreciation	124,234,685	32,437,944	62,955,109	26,364,032
Unrealized depreciation	(13,988,460)	(11,337,343)	(17,085,882)	(13,946,049)
Net unrealized appreciation	$110,246,225	$21,100,601	$45,869,227	$12,417,983